Shareholder Report, Average Annual Return (Details)	12 Months Ended	28 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | C000234742
Average Annual Return [Line Items]
Average Annual Return, Percent	0.75%	5.17%
Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index